Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2014	2015
	RMB	RMB

Office buildings	77,797	77,797
Office buildings improvements	3,948	3,948
Computer and software	56,942	57,399
Furniture, fixture and other equipment	4,960	5,187
Motor vehicles	407	407
Leasehold improvements	4,254	5,722

	148,308	150,460
Less: accumulated depreciation and amortization	(56,614)	(66,037)

Property and equipment, net	91,694	84,423